Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Consolidated net income (loss)	$ (13,158)	$ (25,588)	$ 297
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,173	4,596	21,355
Reversal of inventories			(526)
Reversal of goods return			(402)
Provision for (reversal of) bad debts		(2,152)	2,158
(Gain) loss on disposal of property, plant and equipment	(33)	1,506	(3,096)
Gain on disposal of idle property, plant and equipment	(106)	(447)	(1,352)
Loss on disposal of other assets			366
Impairment loss on fixed assets and land use rights		19,136	34,955
Gain on derivative financial instruments			(580)
Share-based compensation expenses	1,685	309	1,536
Loss on liquidation of a subsidiary			235
Unrealized exchange (gain) loss	1,470	5,778	(2,087)
Decrease in deferred income taxes			4,498
Changes in current assets and liabilities:
Decrease in accounts receivable		73,031	82,633
Decrease in inventories		30,493	25,671
Decrease in prepaid expenses and other receivables	1,723	3,072	21,656
Decrease in income tax recoverable			169
Decrease in notes payable			(4,273)
Decrease in accounts payable		(95,303)	(92,137)
Decrease in accrued expenses and other payables	(4,536)	(21,781)	(8,891)
Decrease in income tax payable		(3,010)	(143)
Total adjustments	4,376	15,228	81,745
Net cash provided by (used in) operating activities	(8,782)	(10,360)	82,042
Cash flows from investing activities:
Purchase of property, plant and equipment and land use rights	(2,349)	(1,663)	(3,653)
Increase in deposits for purchase of property, plant and equipment	(469)	(48)
Cash received from derivative financial instruments			679
Proceeds from disposal of property, plant and equipment and other assets	1,716	22,672	9,752
Proceeds from disposal of idle property, plant and equipment	106	447	1,352
Cash received from finance lease receivable	3,840	3,566	3,228
(Increase) decrease in short term investments	35,167	116,270	(151,741)
Net cash (used in) provided by investing activities	38,011	141,244	(140,383)
Cash flows from financing activities:
Cash dividends paid	(3,230)	(3,581)	(27,093)
Proceeds from shares issued on exercise of options	3,996	89	2,598
Share repurchase program	(36,704)	(17,561)
Repayment of trust receipt loans			(3,558)
Proceeds from short term bank borrowing	92,432	40,000
Repayment of short term bank borrowing	(132,432)		(4,824)
Net cash (used in) provided by financing activities	(75,938)	18,947	(32,877)
Net (decrease) increase in cash and cash equivalents	(46,709)	149,831	(91,218)
Cash and cash equivalents at beginning of year	212,760	68,707	157,838
Effect of exchange rate changes on cash and cash equivalents	(8,680)	(5,778)	2,087
Cash and cash equivalents at end of year	157,371	212,760	68,707
Supplemental schedule of cash flow information:
Interest paid	413	8	97
Income taxes paid		143	10,232
Non-cash investing activities:
Decrease in construction in progress funded through accrued expenses and other payables	$ (173)	$ (241)	$ (3,342)